Stock-Based Compensation (Tables)	12 Months Ended
Dec. 31, 2019
Share-based Payment Arrangement [Abstract]
Schedule of Compensation Expense

We recorded compensation expense for Performance LTIP units and LTIP units as presented in the table below (in thousands):

		Year Ended December 31,
Type	Line Item	2019	2018	2017
Performance LTIP units	Advisory services fee	$3,594	$6,797	$1,785
LTIP units	Advisory services fee	3,264	3,508	2,800
LTIP units – independent directors	Corporate, general and administrative	446	536	475
		$7,304	$10,841	$5,060

Summary of Restricted Stock Unit Activity
A summary of our restricted stock unit activity is as follows (shares in thousands):
	Year Ended December 31,
	2019		2018		2017
	Units	Weighted Average Price at Grant	Units	Weighted Average Price at Grant	Units	Weighted Average Price at Grant
Outstanding at beginning of year	171	$65.60	208	$70.30	163	$83.00
Restricted shares granted	134	53.60	91	66.40	127	64.60
Restricted shares vested	(86)	65.00	(123)	74.10	(76)	88.20
Restricted shares forfeited	(6)	58.20	(5)	64.10	(6)	67.30
Outstanding at end of year	213	$58.60	171	$65.60	208	$70.30

Summary of PSU Activity
A summary of our PSU activity is as follows (shares in thousands):
	Year Ended December 31,
	2019		2018		2017
	Units	Weighted Average Price at Grant	Units	Weighted Average Price at Grant	Units	Weighted Average Price at Grant
Outstanding at beginning of year	77	$63.10	82	$60.70	34	$63.80
PSUs granted	81	53.60	53	66.40	48	58.50
PSUs vested	—	—	(33)	61.90	—	—
PSUs canceled	—	—	(25)	63.80	—	—
Outstanding at end of year	158	$58.20	77	$63.10	82	$60.70